Selling, general and administrative expenses - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Other long-term employee benefits	SFr 285.7	SFr 206.6	SFr 142.1
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	95.1	57.1	40.0
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 9.4	SFr 7.7	SFr 6.4